Bank Borrowings (Tables)	6 Months Ended
Sep. 30, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowing

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	September 30, 2025	March 31, 2025

Term loan	5 years	4.35%-7.75%	$434,746	$83,552
Representing:-
Within 12 months			$143,850	$46,983
Over 1 year			290,896	36,569
			$434,746	$83,552